Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Free Cash Flow (Details) - DKK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash generated from operating activities		kr 46,782	kr 44,616	kr 41,168
Net cash used in investing activities		(11,509)	(12,080)	(6,571)
Net purchase of marketable securities		0	0	(2,009)
Repayment on lease liabilities		(822)	0	0
Free cash flow	kr 34,500	kr 34,451	kr 32,536	kr 32,588